Income taxes (Net Changes in Total Valuation Allowance for Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ 169,811	¥ 189,894	¥ 284,835
Additions	33,243	34,485	23,390
Deductions	(43,723)	(50,247)	(128,928)
Other	(7,666)	(4,321)	10,597
Valuation allowance at end of year	¥ 151,665	¥ 169,811	¥ 189,894